Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation And Qualifying Accounts Disclosure [Abstract]
Schedule II - Valuation And Qualifying Accounts [Text Block]
(In millions)	Balance at Beginning of Year	Provision Charged to Expense	Accounts Recovered	Accounts Written Off	Other (a)	Balance at End of Year

Allowance for Doubtful Accounts

Year Ended December 31, 2010	$46.4	$2.0	$0.3	$(10.1)	$0.6	$39.2

Year Ended December 31, 2009	$41.9	$7.3	$1.0	$(6.3)	$2.5	$46.4

Year Ended December 31, 2008	$45.1	$4.6	$0.1	$(7.6)	$(0.3)	$41.9

(In millions)		Balance at Beginning of Year	Provision Charged to Expense (c)	Activity Charged to Reserve	Other (d)	Balance at End of Year

Accrued Restructuring Costs (b)

Year Ended December 31, 2010		$30.9	$33.6	$(47.1)	$(1.1)	$16.3

Year Ended December 31, 2009		$20.8	$60.2	$(50.5)	$0.4	$30.9

Year Ended December 31, 2008		$19.4	$37.5	$(35.6)	$(0.5)	$20.8

  Includes allowance of businesses acquired and sold during the year as described in Note 2 and the effect of currency translation.
  The nature of activity in this account is described in Note 14.
  Excludes $27 million of non-cash expense, net, in 2010 and $1 million and $2 million of non-cash income, net in 2009 and 2008, respectively, as described in Note 14.
  Represents the effects of currency translation.